Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		$ 511	$ 1,968	$ 1,298
Trade and other receivables		1,143	1,087
Other financial assets - current		94	35
Other financial assets - non-current		466	442
Current indebtedness		(795)	(973)
Trade payables		(147)	(176)
Accruals		(826)	(799)
Other financial liabilities - current	[1]	(108)	(113)
Long-term indebtedness		(1,328)	(1,847)
Other financial liabilities - non-current	[2]	(210)	(232)
Total		(1,200)	(608)
Assets/ (Liabilities) at Amortized Cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		276	873
Trade and other receivables		1,143	1,087
Other financial assets - current		10	7
Other financial assets - non-current		10	11
Current indebtedness		(795)	(973)
Trade payables		(147)	(176)
Accruals		(826)	(799)
Other financial liabilities - current	[1]	(68)	(75)
Long-term indebtedness		(1,328)	(1,847)
Other financial liabilities - non-current	[2]	(194)	(198)
Total		(1,919)	(2,090)
Assets/ (Liabilities) at Fair Value through Earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		235	1,095
Trade and other receivables		0	0
Other financial assets - current		84	28
Other financial assets - non-current		288	332
Current indebtedness		0	0
Trade payables		0	0
Accruals		0	0
Other financial liabilities - current		(40)	(17)
Long-term indebtedness		0	0
Other financial liabilities - non-current		0	(34)
Total		567	1,404
Assets at Fair Value through Other Comprehensive Income or Loss [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		0	0
Trade and other receivables		0	0
Other financial assets - current		0	0
Other financial assets - non-current		168	99
Current indebtedness		0	0
Trade payables		0	0
Accruals		0	0
Other financial liabilities - current		0	0
Long-term indebtedness		0	0
Other financial liabilities - non-current		0	0
Total		168	99
Derivatives Used for Hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		0	0
Trade and other receivables		0	0
Other financial assets - current		0	0
Other financial assets - non-current		0	0
Current indebtedness		0	0
Trade payables		0	0
Accruals		0	0
Other financial liabilities - current	[3]	0	(21)
Long-term indebtedness		0	0
Other financial liabilities - non-current		(16)	0
Total		$ (16)	$ (21)

[1]	Includes lease liabilities of $59 million (2024 - $58 million).
[2]	Includes lease liabilities of $190 million (2024 - $198 million).
[3]	Derivatives are entered into with specific objectives for each transaction, and are linked to specific assets, liabilities, firm commitments or highly probable forecasted transactions.